Supplemental Balance Sheet Information- (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of property, plant and equipment	Property and equipment, net as of June 30, 2021 and December 31, 2020 consists of the following:

	June 30, 2021	December 31, 2020
	(in thousands)
Laboratory equipment	$5,337	$4,580
Computer equipment	172	172
Computer software	125	125
Furniture and fixtures	459	384
Leasehold improvements	246	246
Construction in process	158	—

	6,497	5,507
Less: Accumulated depreciation	(2,100)	(1,684)

Property and equipment, net	$4,397	$3,823

Property and equipment, net as of December 31, 2020 and 2019 consists of the following:

	December 31,
	2020	2019
	(in thousands)
Laboratory equipment	$4,580	$3,823
Computer equipment	172	172
Computer software	125	9
Furniture and fixtures	384	246
Leasehold improvements	246	230

	5,507	4,480

Less: Accumulated depreciation	(1,684)	(1,038)

Property and equipment, net	$3,823	$3,442

Schedule of accrued expenses and other current liabilities current
Accrued expenses and other current liabilities as of June 30, 2021 and December 31, 2020 include the following:

	June 30, 2021	December 31, 2020
	(in thousands)
Payroll and employee-related costs	$2,046	$2,652
Research and development costs	3,691	2,695
Other	697	793

Total accrued expenses and other current liabilities	$6,434	$6,140

Accrued expenses and other current liabilities as of December 31, 2020 and 2019 include the following:

	December 31,
	2020	2019
	(in thousands)
Payroll and employee-related costs	$2,652	$1,830
Research and development costs	2,695	2,764
Other	793	338

Total accrued expenses and other current liabilities	$6,140	$4,932

Schedule of cash, cash equivalents restricted cash and restricted cash equivalents	The reconciliation of cash and cash equivalents and restricted cash to amounts presented in the condensed consolidated statements of cash flows are as follows:

	June 30, 2021	June 30, 2020
	(in thousands)
Cash and cash equivalents	$50,902	$13,118
Restricted cash	2,279	2,279

Cash, cash equivalents and restricted cash	$53,181	$15,397